Long-Term Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
7.
Long-term investments

The Group's long-term investments consist of:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”)	30,002	30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)	28,951	27,867
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	22,803	21,355
Other investments	14,416	12,766
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	63,430	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”)	—	16,844
Other equity securities without readily determinable fair values	29,713	31,539
Investments at fair value:
China Dynamic Fund I SP	52,212	15,780
Total	241,527	219,583

Equity method investments:

As of December 31, 2021 and 2022, the Group held 11.95% equity interests of Qingle as its limited partner, amounted to RMB30,000 and accounted as an equity method investment.

7.
Long-term investments —(Continued)

In November 2021, the Group acquired 29.0% equity interest in Wanwuchuangxin, a limited partnership managed by an unrelated third party, as a limited partner with cash consideration of RMB29,000, and accounted for the investment as an equity method investment.

In September 2017, the Group disposed of its mobile phone rental platform to an entity jointly formed by shareholder of the Group and a former employee, Jinsong, and retained 30% shareholding with no board representation. The Group determined it did not have the ability to exercise significant influence over Jinsong and accounted for it under alternative measurement. In 2019, the Group made an additional RMB8,430 investment in preferred shares and RMB1,940 investment in ordinary shares. In July 2021, the Group made another RMB55,000 investment in preferred shares and was entitled to nominate one director to the board. The total equity holding was 25.71% as of December 31, 2021 and 2022. The Group accounted for the investment in ordinary shares of RMB28,370 under equity method as the Group has the ability to exert significant influence over the investee. The investment in preferred shares of RMB63,430 is accounted for as equity securities without readily determinable fair value as they are not in substance ordinary shares. For the year ended December 31, 2021 and 2022, the Group recorded proportionately share of loss of RMB5,567 and RMB1,447 in share of lose in equity method investments, respectively.

Equity securities without readily determinable fair values:

In July 2019, the Group disposed of its household waste recycling business (“AiFenLei”) at zero consideration to the Founder and retained 52.5% economic rights without any voting or significant participating rights. The Group recognized RMB9,259 of loss upon disposal. The retained interest was accounted for under alternative measurement with minimal value at the time of the disposal due to the significant uncertainty associated with AiFenLei. In January 2022, the Group made an additional RMB16,844 investment in preferred shares. The total equity holding for ordinary shares and preferred shares was 33.2% and 0.7% as of December 31, 2022 due to passive dilution.

As of December 31, 2021 and 2022, the Group had RMB29,713 and RMB31,539 respectively, of investment in other equity securities without readily determinable fair values, accounted for using alternative measurement. For years ended December 31 2020, 2021 and 2022, the Group recorded impairment loss of RMB3,500, RMB16,500 and nil, respectively, for these alternative measurement investments.